UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2006
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Chief Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        April 27, 2006
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      97
Form 13F Information Table Value Total:      $128,716

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      985    13008 SH       SOLE                                      13008
Abbott Laboratories            COM              002824100     1611    37931 SH       SOLE                                      37931
Adobe Systems Inc              COM              00724F101     2668    76349 SH       SOLE                                      76349
Aflac                          COM              001055102     1717    38051 SH       SOLE                                      38051
American Pwr Convsn            COM              029066107      328    14200 SH       SOLE                                      14200
Amgen Inc.                     COM              031162100     1955    26871 SH       SOLE                                      26871
Apache Corporation             COM              037411105     1271    19395 SH       SOLE                                      19395
Aptargroup Inc                 COM              038336103      287     5188 SH       SOLE                                       5188
Automatic Data Proc            COM              053015103     1583    34652 SH       SOLE                                      34652
Autozone Inc                   COM              053332102      563     5652 SH       SOLE                                       5652
BP PLC Spons Adr               COM              055622104     2147    31136 SH       SOLE                                      31136
BankAmerica Corp               COM              060505104      221     4843 SH       SOLE                                       4843
Becton Dickinson & Co          COM              075887109      940    15266 SH       SOLE                                      15266
Bed Bath & Beyond              COM              075896100     2151    56016 SH       SOLE                                      56016
Biomet Inc                     COM              090613100      239     6735 SH       SOLE                                       6735
C H Robinson Worldwide Inc New COM              12541W209      861    17548 SH       SOLE                                      17548
Canon Inc. Adr                 COM              138006309     1458    22071 SH       SOLE                                      22071
Cheesecake Factory             COM              163072101      678    18115 SH       SOLE                                      18115
Cincinnati Finl Corp           COM              172062101      615    14615 SH       SOLE                                      14615
Cintas Corp                    COM              172908105      575    13500 SH       SOLE                                      13500
Clarcor Inc                    COM              179895107     1314    36916 SH       SOLE                                      36916
Danaher Corp                   COM              235851102      949    14939 SH       SOLE                                      14939
Dentsply Intl                  COM              249030107      272     4675 SH       SOLE                                       4675
Dover Corp                     COM              260003108      699    14400 SH       SOLE                                      14400
EMC Corporation                COM              268648102      509    37356 SH       SOLE                                      37356
Ecolab                         COM              278865100     2105    55109 SH       SOLE                                      55109
Electronic Arts Inc            COM              285512109      568    10377 SH       SOLE                                      10377
Emerson Electric Co            COM              291011104     3052    36495 SH       SOLE                                      36495
Expeditors Int'l Wash          COM              302130109     3982    46091 SH       SOLE                                      46091
Exxon Mobil Corp               COM              30231G102     2934    48209 SH       SOLE                                      48209
FPL Group                      COM              302571104      208     5194 SH       SOLE                                       5194
Fair Isaac & Co.               COM              303250104     1627    41053 SH       SOLE                                      41053
Fastenal Co                    COM              311900104     3000    63367 SH       SOLE                                      63367
First Data                     COM              319963104      577    12330 SH       SOLE                                      12330
Fiserv Inc.                    COM              337738108     2042    48000 SH       SOLE                                      48000
Florida Rock Industries        COM              341140101      560     9961 SH       SOLE                                       9961
Franklin Elec                  COM              353514102      552    10104 SH       SOLE                                      10104
Fulton Finl Corp PA Com        COM              360271100      208    12124 SH       SOLE                                      12124
Garmin Ltd                     COM              G37260109      740     9320 SH       SOLE                                       9320
General Electric Co            COM              369604103      795    22846 SH       SOLE                                      22846
Golden West Fin'l              COM              381317106      731    10760 SH       SOLE                                      10760
Graco Inc                      COM              384109104     1934    42568 SH       SOLE                                      42568
Grainger (WW) Inc              COM              384802104     1440    19113 SH       SOLE                                      19113
Health Mgmt Assoc              COM              421933102      831    38505 SH       SOLE                                      38505
Home Depot                     COM              437076102     1660    39239 SH       SOLE                                      39239
Idexx Labs                     COM              45168D104     1958    22671 SH       SOLE                                      22671
Illinois Tool Works            COM              452308109     3141    32616 SH       SOLE                                      32616
Jabil Circuit Inc.             COM              466313103     1106    25813 SH       SOLE                                      25813
John Wiley & Sons              COM              968223206      339     8957 SH       SOLE                                       8957
Johnson & Johnson              COM              478160104     3199    54016 SH       SOLE                                      54016
Johnson Controls               COM              478366107     1909    25138 SH       SOLE                                      25138
Kimco Realty Corp              COM              49446R109     1980    48723 SH       SOLE                                      48723
Kinder Morgan Energy Ptnrs LP  COM              494550106      646    13409 SH       SOLE                                      13409
Kronos                         COM              501052104      369     9877 SH       SOLE                                       9877
Linear Technology Corp         COM              535678106     1219    34755 SH       SOLE                                      34755
Lowes Cos Inc                  COM              548661107     1711    26549 SH       SOLE                                      26549
Marshall & Ilsley Corp         COM              571834100     1078    24737 SH       SOLE                                      24737
McCormick & Co                 COM              579780206     1758    51905 SH       SOLE                                      51905
McGraw-Hill Inc                COM              580645109     2167    37609 SH       SOLE                                      37609
Medtronic Inc                  COM              585055106     2033    40066 SH       SOLE                                      40066
Microchip Technology           COM              595017104      941    25912 SH       SOLE                                      25912
Microsoft Corp                 COM              594918104     2315    85072 SH       SOLE                                      85072
Minerals Techn                 COM              603158106      331     5675 SH       SOLE                                       5675
O'Reilly Automotive            COM              686091109     1044    28546 SH       SOLE                                      28546
Omnicom Group                  COM              681919106     2045    24563 SH       SOLE                                      24563
Patterson Companies, Inc.      COM              703395103      582    16523 SH       SOLE                                      16523
Paychex Inc                    COM              704326107     1665    39963 SH       SOLE                                      39963
Praxair Inc                    COM              74005P104     1086    19688 SH       SOLE                                      19688
Procter & Gamble Co            COM              742718109     2620    45464 SH       SOLE                                      45464
Prologis Tr                    COM              743410102      829    15500 SH       SOLE                                      15500
Qualcomm Inc                   COM              747525103     1971    38937 SH       SOLE                                      38937
RPM Inc                        COM              749685103      592    33003 SH       SOLE                                      33003
Resmed Inc                     COM              761152107     1392    31654 SH       SOLE                                      31654
Roper Inds Inc New Com         COM              776696106      489    10060 SH       SOLE                                      10060
SLM Corp                       COM              78442P106     1111    21397 SH       SOLE                                      21397
Sigma-Aldrich Corp             COM              826552101     2919    44376 SH       SOLE                                      44376
Staples Inc                    COM              855030102     2745   107565 SH       SOLE                                     107565
Starbucks Corp                 COM              855244109     2153    57212 SH       SOLE                                      57212
Stericycle Inc                 COM              858912108      998    14752 SH       SOLE                                      14752
Stryker Corp                   COM              863667101     2326    52459 SH       SOLE                                      52459
SunTrust Banks Inc             COM              867914103     1182    16250 SH       SOLE                                      16250
Sysco Corp                     COM              871829107      642    20025 SH       SOLE                                      20025
Toro Co                        COM              891092108      567    11884 SH       SOLE                                      11884
United Technologies            COM              913017109     2136    36853 SH       SOLE                                      36853
UnitedHealth Grp               COM              91324P102     1649    29527 SH       SOLE                                      29527
Valspar Corp                   COM              920355104     1905    68338 SH       SOLE                                      68338
Varian Med Systems             COM              92220P105     1251    22284 SH       SOLE                                      22284
Vornado Realty Trust           COM              929042109      411     4284 SH       SOLE                                       4284
WGL Holdings Inc.              COM              92924f106      282     9277 SH       SOLE                                       9277
Walgreen Co                    COM              931422109     2892    67055 SH       SOLE                                      67055
Weingarten Rlty Inv            COM              948741103      579    14208 SH       SOLE                                      14208
Whole Foods Market             COM              966837106     1743    26227 SH       SOLE                                      26227
Wrigley (Wm) Jr.               COM              982526105     1436    22441 SH       SOLE                                      22441
Wyeth Co                       COM              983024100      201     4150 SH       SOLE                                       4150
Zimmer Holdings Inc            COM              98956P102      352     5212 SH       SOLE                                       5212
Dodge & Cox Stock                               256219106      393 2729.511 SH       SOLE                                   2729.511
Gabelli Div & Inc Tr                            36242H104      184 10000.000SH       SOLE                                  10000.000